Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary Of Borrowings
Borrowings consisted of the following:

	As of December 31,
	2019	2020
Current
Short-term borrowings:
Bank loans	419,950	127,900

	419,950	127,900
Current portion of long-term borrowings	60,000	45,000

Total current borrowings	479,950	172,900

Non-Current
Long-term borrowings:
Bank loans	90,000	845,000
Other loans	1,600,000	800,000

Total non-current borrowings	1,690,000	1,645,000

Total borrowings	2,169,950	1,817,900